Asset Held for Sale and Discontinued Operations - Additional Information (Detail) € in Thousands, $ in Thousands	Dec. 21, 2018 USD ($)	Mar. 20, 2018 USD ($)	Mar. 05, 2018 EUR (€)
Geocell LLC [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred		$ 153,000
Kcell JSC [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred	$ 302,571
Azertel Telekomunikasyon Yatirim Dis Ticaret A.S. [member]
Asset held for sale and discontinued operations [line items]
Consideration transferred | €			€ 221,687